FAIR VALUE OF FINANCIAL INSTRUMENTS (Q3) - Changes in fair value of the Company level 3 financial instruments (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ (1,865)	$ (3,739)	$ (978)	$ (978)	$ (585)
Increase due to change in fair value of warrant liabilities	(4,805)	(1,490)	(5,692)	(5,674)	(393)
Reclass of fair value of warranty liability to common stock upon exercise of warrants	706	$ 5,229	706
Ending balance	$ (5,964)		$ (5,964)	$ (3,739)	$ (978)